CONSOLIDATED STATEMENTS OF INCOME - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES	$ 312,709	$ 477,139	$ 741,812	$ 1,539,329	$ 1,631,653	$ 154,002
COST OF REVENUES	222,111	390,956	523,774	1,175,784	1,314,080	126,674
Gross profit	90,598	86,183	218,038	363,545	317,573	27,328
OPERATING EXPENSES
Selling, general and administrative expenses	500,233	1,045,389	1,840,004	1,718,382	2,074,448	383,520
Bad debt expense					1,514,160
Income (Loss) from operations	(409,635)	(959,206)	(1,621,966)	(1,354,837)	(3,271,035)	(356,192)
Other income / (expense)
Interest expense	(20,628)		(38,246)		(14,986)	(2,051)
Interest expense related to debenture origination fee	(10,000)		(25,000)
Interest expense related to warrant issued in private placement			(281,565)
Loss on derivative	(69,178)		(217,806)
EDIL advance			7,000
Other income			6,291		1,498,352	1,648
Net Income (Loss)	$ (509,441)	$ (959,206)	$ (2,171,292)	$ (1,354,837)	$ (1,787,669)	$ (356,595)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	771,268,436	693,023,525	771,268,436	693,023,525	710,868,609	525,632,116
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)